Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Inventory [Line Items]
Inventories

5. Inventory

Inventory consisted of the following (in $000s):

	March 31,	December 31,
	2026	2025
Raw materials	238	242
Work in progress	—	134
Finished goods	709	1,008
Total inventory	$947	$1,384

Inventory is recorded at the lower of cost or net realizable value, where cost is measured on a first-in, first-out basis.

6. Inventory

The following is a summary of inventory at December 31, 2025 and 2024 (in thousands):

	December 31,	December 31,
	2025	2024
Raw Materials	242	—
Work in progress	134	—
Finished goods	1,008	—
	$1,384	$—

Inventory is recorded at the lower of cost or net realizable value, where cost is measured on a first-in, first-out basis.

Future NRG Sdn. Bhd. [Member]
Inventory [Line Items]
Inventories	7. INVENTORIES
	Mar 31, 2026 (USD)	Dec 31, 2025 (USD)
Spare parts	66,798	63,056
Consumables	1,978	2,020
Inventories — at lower of cost and NRV	68,776	65,076